Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment
Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5years

Schedule of Disaggregates Product Sales by Business Segment by Geography

The following table disaggregates product sales by business segment and by geography, which provides information as to the major source of revenue. See Note 16 for additional description of our reportable business segments.

	Year ended March 31, 2020
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,265	$9,963	$11,228
PRC	22,567	4,530	27,097
United Kingdom	159	4,693	4,852
Hong Kong	1,202	4,986	6,188
Europe	153	9,674	9,827
Canada	-	2,681	2,681
Others	7	3,488	3,495
Total net sales	$25,353	$40,015	$65,368

	Year ended March 31, 2021
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,349	$6,512	$7,861
PRC	17,081	7,824	24,905
United Kingdom	15	3,244	3,259
Hong Kong	1,248	6,890	8,138
Europe	169	9,395	9,564
Canada	-	4,680	4,680
Others	3	6,476	6,479
Total net sales	$19,865	$45,021	$64,886

	Year ended March 31, 2022
	Injection molded Plastic parts	Electronic Products	Total
Net sales
United States of America	$1,014	$9,446	$10,460
PRC	20,430	14,018	34,448
United Kingdom	26	6,710	6,736
Hong Kong	1,666	9,927	11,593
Europe	209	13,212	13,421
Canada	-	5,503	5,503
Others	-	3,819	3,819
Total net sales	$23,345	$62,635	$85,980

Schedule of Accounts Receivable

Accounts receivable, net, as of March 31, 2021 and 2022 consisted of the following:

	March 31,
	2021	2022
Accounts receivable	$16,059	$18,463
Less: Allowance for credit losses	(1,351)	(268)
Accounts receivable, net	$14,708	$18,195

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses for the years ended March 31, 2020, 2021 and 2022 was as follows:

	Year ended March 31,
Allowance for credit losses	2020	2021	2022

Balance at beginning of the year	$658	$954	$1,351
Provision for (reversal of) credit losses, net	297	397	(148)
Written off	(1)	-	(935)
	$954	$1,351	$268

Schedule of Net Income (Loss) Per Share

Basic net (loss) income per share and diluted net (loss) income per share calculated in accordance with ASC No. 260, “Earnings Per Share”, are reconciled as follows (shares in thousands):

	Year ended March 31,
	2020	2021	2022
Net (loss) income attributable to Deswell Industries, Inc.	$(1,320)	$8,231	$8,232

Basic weighted average common shares outstanding	15,914	15,915	15,929

Basic net (loss) income per share	$(0.08)	$0.52	$0.52

F-13

2. Summary of Significant Accounting Policies - continued

	Year ended March 31,
	2020	2021	2022

Basic weighted average common shares outstanding	15,914	15,915	15,929
Effect of dilutive securities – Options	-	132	206
Diluted weighted average common and potential common shares outstanding	15,914	16,047	16,135

Diluted net (loss) income per share	$(0.08)	$0.51	$0.51